                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Horizon Global Advisers, LLC
Address: 470 Park Avenue South
         4th Floor South
         New York, NY 10016

Form 13F File Number: 28-12237

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tina Larsson
Title: President, Horizon Global Advisers, LLC
Phone: (646) 495-7330

Signature, Place, and Date of Signing:


Tina Larsson                                New York               8/10/08
------------------------------------   ------------------   --------------------
[Signature]                               [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:           112
Form 13F Information Table Value Total:      $596,613
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

               COLUMN 1               COLUMN 2  COLUMN 3 COLUMN 4     COLUMN 5          COLUMN 6        COLUMN 7     COLUMN 8
------------------------------------- -------- --------- -------- --------------- --------------------- -------- ----------------
                                        TITLE              FAIR                        INVESTMENT                VOTING AUTHORITY
                                         OF               MARKET             PUT/      DISCRETION         OTHER  ----------------
            NAME OF ISSUER              CLASS     CUSIP    VALUE    SHARES   CALL SOLE   SHARED   OTHER MANAGERS SOLE SHARED NONE
------------------------------------- -------- --------- -------- ---------- ---- ---- ---------- ----- -------- ---- ------ ----
CALPINE CORP                                   131347304 $ 26,426  1,171,383      SOLE                    NONE   SOLE
BROOKFIELD ASSET MGMT INC                      112585104 $ 25,173    773,605      SOLE                    NONE   SOLE
NRG ENERGY INC                                 629377508 $ 24,005    559,580      SOLE                    NONE   SOLE
CANADIAN NAT RES LTD                           136385101 $ 21,705    216,510      SOLE                    NONE   SOLE
GAZPROM O A O SPON ADR                         368287207 $ 19,942    343,836      SOLE                    NONE   SOLE
NYSE EURONEXT                                  629491101 $ 19,011    375,268      SOLE                    NONE   SOLE
URBANA CORP                           CLASS A  91707P208 $ 18,795  6,414,700      SOLE                    NONE   SOLE
ENCANA CORP                                    292505104 $ 18,009    198,054      SOLE                    NONE   SOLE
DYNEGY INC                            CLASS A  26817G102 $ 17,939  2,098,180      SOLE                    NONE   SOLE
CME GROUP                             CLASS A  12572Q105 $ 15,128     39,480      SOLE                    NONE   SOLE
VOSTOK GAS LTD                                 G93922105 $ 13,735    146,200      SOLE                    NONE   SOLE
IMPERIAL OIL LTD                               453038408 $ 13,712    249,009      SOLE                    NONE   SOLE
NASDAQ OMX GROUP INC                           631103108 $ 11,428    430,449      SOLE                    NONE   SOLE
ALLEGHENY ENERGY INC                           017361106 $ 10,795    215,429      SOLE                    NONE   SOLE
BANK OF NEW YORK MELLON CORP                   064058100 $ 10,397    274,860      SOLE                    NONE   SOLE
XSTRATA PLC                                    G9826T102 $ 10,370    129,500      SOLE                    NONE   SOLE
HONG KONG EXCHANGES AND CLEARING LTD           Y3506N139 $ 10,277    703,000      SOLE                    NONE   SOLE
AMERICAN REAL ESTATE PTRS FLOAT RATE
   NOTE                                        029169AA7 $  9,956 11,800,000      SOLE                    NONE   SOLE
LEUCADIA NATIONAL CORP                         527288104 $  9,556    203,591      SOLE                    NONE   SOLE
RELIANT ENERGY INC                             75952B105 $  9,161    430,712      SOLE                    NONE   SOLE
ANGLO AMERN PLC ADR                            03485P201 $  9,105    256,859      SOLE                    NONE   SOLE
LEGG MASON INC                                 524901105 $  8,934    205,071      SOLE                    NONE   SOLE
BURLINGTON NORTHERN SANTA FE                   12189T104 $  8,879     88,890      SOLE                    NONE   SOLE
ICAHN ENTERPRISES LPDEP UNIT                   451100101 $  8,723    124,019      SOLE                    NONE   SOLE
FANNIE MAE                                     313586109 $  8,480    434,669      SOLE                    NONE   SOLE
FRANKLIN RESOURCES INC                         354613101 $  8,414     91,815      SOLE                    NONE   SOLE
BLACKSTONE GROUP LP                            09253U108 $  8,333    457,609      SOLE                    NONE   SOLE
SIERRA PACIFIC RESOURCES                       826428104 $  8,073    635,239      SOLE                    NONE   SOLE
APOLLO INVT CORP                               03761U106 $  7,837    546,900      SOLE                    NONE   SOLE
CNOOC LTD SPONSORED ADR                        126132109 $  7,421     42,764      SOLE                    NONE   SOLE
SINGAPORE EXCHANGE LTD                         Y79946102 $  7,304  1,436,000      SOLE                    NONE   SOLE
LONDON STOCK EXCHANGGROUP PLC                  G5689U103 $  6,928    446,413      SOLE                    NONE   SOLE
PHILIP MORRIS INTL INC                         718172109 $  6,568    133,000      SOLE                    NONE   SOLE
COHEN & STEERS INC                             19247A100 $  6,448    248,300      SOLE                    NONE   SOLE
UNION PACIFIC CORP                             907818108 $  6,395     84,702      SOLE                    NONE   SOLE
PROGRESSIVE CORP OF OHIO                       743315103 $  5,889    314,617      SOLE                    NONE   SOLE
HUANENG PWR INTL INCSPONSORED ADR              443304100 $  5,744    207,761      SOLE                    NONE   SOLE
SEARS HLDGS CORP                               812350106 $  5,735     77,870      SOLE                    NONE   SOLE
AMERICAN CAPITAL                               024937104 $  5,692    239,500      SOLE                    NONE   SOLE
BERKSHIRE HATHAWAY INC DEL            CLASS A  084670108 $  5,675         47      SOLE                    NONE   SOLE
LOEWS CORP                                     540424108 $  5,280    112,600      SOLE                    NONE   SOLE
BEIJING CAPITAL INTERNATIONAL AIRPORT          Y07717104 $  5,145  6,184,000      SOLE                    NONE   SOLE
LAS VEGAS SANDS CORP                           517834107 $  4,910    103,506      SOLE                    NONE   SOLE
POWER CORP CANADA                              739239101 $  4,720    154,450      SOLE                    NONE   SOLE
FORTRESS INVESTMENT GROUP LLC         CLASS A  34958B106 $  4,644    377,000      SOLE                    NONE   SOLE
INVESCO LTD                                    G491BT108 $  4,613    192,400      SOLE                    NONE   SOLE
ICAP PLC                                       G46981117 $  4,509    418,100      SOLE                    NONE   SOLE
LIBERTY GLOBAL INC                    CLASS A  530555101 $  4,488    142,800      SOLE                    NONE   SOLE
MELCO PBL ENTMNT LTD ADR                       585464100 $  4,163    446,700      SOLE                    NONE   SOLE
TULLET PREBON PLC                              G9130W106 $  3,888    425,600      SOLE                    NONE   SOLE
VORNADO RLTY                                   929042109 $  3,816     43,370      SOLE                    NONE   SOLE
CHINA LIFE INS CO LTD SPONS ADR                16939P106 $  3,600     69,000      SOLE                    NONE   SOLE
TMX GROUP INC                                  87261X108 $  3,519     83,600      SOLE                    NONE   SOLE
ARUZE CORP                                     J0204H106 $  3,479    117,100      SOLE                    NONE   SOLE
DEUTSCHE BOERSE AG                             D1882G119 $  3,444     30,500      SOLE                    NONE   SOLE
EL PASO CORP                                   28336L109 $  3,132    144,077      SOLE                    NONE   SOLE
DREAMWORKS ANIMATION SKG INC          CLASS A  26153C103 $  3,128    104,940      SOLE                    NONE   SOLE

FOREST CITY ENTERPRISES INC           CLASS A  345550107 $  3,067     95,210      SOLE                    NONE   SOLE
NYSE EURONEXT                                  629491101 $  3,047    230,000 CALL SOLE                    NONE   SOLE
INTERCONTINENTAL EXCH ANGE INC COM             45865V100 $  2,960     25,970      SOLE                    NONE   SOLE
WARNER MUSIC GROUP 9 1/2 12/15/14              92930MAF0 $  2,732  4,337,000      SOLE                    NONE   SOLE
BERKSHIRE HATHAWAY HLDG CO            CLASS B  084670207 $  2,716        677      SOLE                    NONE   SOLE
WYNN RESORTS LTD                               983134107 $  2,713     33,360      SOLE                    NONE   SOLE
GFI GROUP INC                                  361652209 $  2,483    275,600      SOLE                    NONE   SOLE
ALLIANCEBERNSTEIN HOLDING LP                   01881G106 $  2,165     39,600      SOLE                    NONE   SOLE
CARNIVAL CORP                                  143658300 $  2,117     64,250      SOLE                    NONE   SOLE
ICICI BK LTD ADR                               45104G104 $  2,048     71,233      SOLE                    NONE   SOLE
OSAKA SECURITIES EXCHANGE CO LTD               J6254G104 $  2,032        482      SOLE                    NONE   SOLE
GOLDMAN SACHS GROUP INC                        38141G104 $  1,972     32,500 CALL SOLE                    NONE   SOLE
GOLDMAN SACHS GROUP INC                        38141G104 $  1,888     10,800      SOLE                    NONE   SOLE
ALEXANDERS INC                                 14752109  $  1,835      5,910      SOLE                    NONE   SOLE
SHERRITT INTERNATIONAL                         823901103 $  1,757    114,500      SOLE                    NONE   SOLE
LEHMAN BROTHERS HOLDINGS INC                   524908100 $  1,745     88,120      SOLE                    NONE   SOLE
NARA BANCORP INC                               63080P105 $  1,716    160,000      SOLE                    NONE   SOLE
U S GLOBAL INVS INC                   CLASS A  902952100 $  1,596     95,300      SOLE                    NONE   SOLE
GOLDMAN SACHS GROUP INC                        38141G104 $  1,457     19,000 CALL SOLE                    NONE   SOLE
R H DONNELLEY CORP                             74955W307 $  1,274    424,700      SOLE                    NONE   SOLE
LAS VEGAS SANDS CORP                           517834107 $  1,155     93,200 CALL SOLE                    NONE   SOLE
CENTER FINL CORP CALIF                         15146E102 $  1,137    134,260      SOLE                    NONE   SOLE
NYSE EURONEXT                                  629491101 $    969     46,500 PUT  SOLE                    NONE   SOLE
CATHAY GENERAL BANCORP                         149150104 $    869     79,960      SOLE                    NONE   SOLE
BANK OF NEW YORK MELLON CORP                   064058100 $    867     74,500 CALL SOLE                    NONE   SOLE
NATIONAL ENERGY GROUP INC                      635812209 $    838    232,900      SOLE                    NONE   SOLE
AFFILIATED MANAGERS GROUP                      008252108 $    831     30,000 CALL SOLE                    NONE   SOLE
BANK OF NEW YORK MELLON CORP                   064058100 $    801     66,200 CALL SOLE                    NONE   SOLE
CME GROUP                                      12572Q105 $    780      6,400 CALL SOLE                    NONE   SOLE
FRANKLIN RESOURCES INC                         354613101 $    780     30,000 CALL SOLE                    NONE   SOLE
STATE BK INDIA GDR                             856552203 $    771     15,200      SOLE                    NONE   SOLE
URBANA CORP WT EXP 071209                      91707P125 $    743  2,656,400      SOLE                    NONE   SOLE
MERRILL LYNCH & CO INC                         590188108 $    729     23,000      SOLE                    NONE   SOLE
NYSE EURONEXT                                  629491101 $    695     23,500 PUT  SOLE                    NONE   SOLE
FRANKLIN RESOURCES INC                         354613101 $    648     18,900 PUT  SOLE                    NONE   SOLE
MERRILL LYNCH & CO INC                         590188108 $    617     11,600 PUT  SOLE                    NONE   SOLE
EAST WEST BANCORP INC                          27579R104 $    589     83,500      SOLE                    NONE   SOLE
MERRILL LYNCH & CO INC                         590188108 $    547     11,400 PUT  SOLE                    NONE   SOLE
MORGAN STANLEY                                 617446448 $    513     13,800 PUT  SOLE                    NONE   SOLE
MORGAN STANLEY                                 617446448 $    497     13,800      SOLE                    NONE   SOLE
LEHMAN BROTHERS HOLDINGS INC                   524908100 $    487      9,800 PUT  SOLE                    NONE   SOLE
PREFERRED BK LOS ANGLES CALIF                  740367107 $    451     87,070      SOLE                    NONE   SOLE
MORGAN STANLEY                                 617446448 $    428     55,700 CALL SOLE                    NONE   SOLE
LAS VEGAS SANDS CORP                           517834107 $    427     10,000 PUT  SOLE                    NONE   SOLE
FANNIE MAE                                     313586109 $    412     75,000 CALL SOLE                    NONE   SOLE
LOEWS CORP                                     540424108 $    383     75,200 PUT  SOLE                    NONE   SOLE
GOLDMAN SACHS GROUP INC                        38141G104 $    370      9,100 PUT  SOLE                    NONE   SOLE
CME GROUP                                      12572Q105 $    359      2,400 CALL SOLE                    NONE   SOLE
EURONEXT NV AMSTERDAM                          N3113K363 $    358      2,500      SOLE                    NONE   SOLE
FRANKLIN RESOURCES INC                         354613101 $    344      8,200 PUT  SOLE                    NONE   SOLE
JP MORGAN CHASE & CO                           46625H100 $    289      8,433      SOLE                    NONE   SOLE
WARNER MUSIC GROUP CORP                        934550104 $    284     39,800      SOLE                    NONE   SOLE
UCBH HOLDINGS INC                              90262T308 $    262    116,840      SOLE                    NONE   SOLE
CME GROUP                                      12572Q105 $    256      2,200 PUT  SOLE                    NONE   SOLE
LEHMAN BROTHERS HOLDINGS INC                   524908100 $    232      4,000 PUT  SOLE                    NONE   SOLE
                                                         --------
                                                         $596,613
                                                         --------